Cover	Oct. 27, 2024
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 27, 2024
Entity File Number	001-37954
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address Address Line 1	4101 NW 25th Street
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33142
City Area Code	888
Local Phone Number	798-9100
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PIXY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false